Investments Composition of Fixed Maturities by Maturity (Detail) - Fixed maturities $ in Millions	Dec. 31, 2025 USD ($)
Cost
Less than one year	$ 9,705
One to five years	37,985
Five to ten years	34,744
Ten years or greater	270
Total	82,704
Fair Value
Less than one year	9,706
One to five years	37,958
Five to ten years	34,929
Ten years or greater	273
Total	$ 82,866